UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Investment Company Act file number: 811-08659

The Henssler Funds Inc.

(Exact name of registrant as specified in charter)

3735 Cherokee Street, Kennesaw, Georgia 30144

(Address of principal executive offices) (Zip code)

Gene W. Henssler, 3735 Cherokee Street, Kennesaw, Georgia 30144

(Name and Address of Agent for Service)

With copy to:

Paul Hastings, LLP

600 Peachtree Street, N.E.

24 Floor

Atlanta, GA 30308

Registrant’s Telephone Number, including Area Code: (800) 936-3863

Date of fiscal year end: April 30

Date of reporting period: November 1, 2013 – January 31, 2014

Item 1 – Schedule of Investments.

THE HENSSLER EQUITY FUND
SCHEDULE OF INVESTMENTS
January 31, 2014 (Unaudited)

	Shares	Value

COMMON STOCKS - 96.25%

Consumer Discretionary - 12.37%
Auto Components - 1.74%
Johnson Controls, Inc.	20,466	$943,892
Magna International, Inc.	13,067	1,108,735

		2,052,627

Hotels, Restaurants & Leisure - 1.54%
McDonald’s Corp.	9,288	874,651
Starbucks Corp.	13,153	935,441

		1,810,092

Household Durables - 0.73%
Whirlpool Corp.	6,500	866,450

Media - 2.59%
Comcast Corp. - Class A	20,500	1,116,225
Scripps Networks Interactive, Inc. - Class A	12,500	906,500
The Walt Disney Co.	14,096	1,023,511

		3,046,236

Multiline Retail - 0.84%
Dollar General Corp.(1)	17,500	985,600

Specialty Retail - 3.33%
Advance Auto Parts, Inc.	9,886	1,135,012
Bed Bath & Beyond, Inc.(1)	13,424	857,122
PetSmart, Inc.	14,500	913,500
Urban Outfitters, Inc.(1)	28,500	1,020,870

		3,926,504

Textiles, Apparel & Luxury Goods - 1.60%
Coach, Inc.	18,473	884,672
Fossil Group, Inc.(1)	9,000	1,006,470

		1,891,142

Total Consumer Discretionary		14,578,651

Consumer Staples - 12.40%
Beverages - 3.60%
Diageo PLC - Sponsored ADR	17,245	2,070,263
PepsiCo, Inc.	27,095	2,177,354

		4,247,617

Food & Staples Retailing - 3.62%
CVS Caremark Corp.	31,490	2,132,503
Wal-Mart Stores, Inc.	28,518	2,129,724

		4,262,227

Household Products - 1.84%
Church & Dwight Co., Inc.	33,500	2,163,430

Tobacco - 3.34%
Altria Group, Inc.	58,251	2,051,600
Lorillard, Inc.	38,363	1,888,227

		3,939,827

Total Consumer Staples		14,613,101

Energy - 10.74%
Oil, Gas & Consumable Fuels - 10.74%
Apache Corp.	28,000	2,247,280

	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Exxon Mobil Corp.	23,678	$2,182,164
Kinder Morgan, Inc.	45,000	1,530,450
Marathon Oil Corp.	67,000	2,196,930
Occidental Petroleum Corp.	25,500	2,233,035
Suncor Energy, Inc.	69,000	2,265,270

		12,655,129

Total Energy		12,655,129

Financials - 14.43%
Commercial Banks - 8.29%
Bank of Nova Scotia	61,967	3,398,270
BB&T Corp.	75,642	2,829,767
Wells Fargo & Co.	78,195	3,545,362

		9,773,399

Consumer Finance - 3.10%
American Express Co.	43,000	3,655,860

Insurance - 3.04%
Aflac, Inc.	56,972	3,576,702

Total Financials		17,005,961

Health Care - 13.36%
Biotechnology - 1.43%
Celgene Corp.(1)	11,069	1,681,713

Health Care Equipment & Supplies - 4.07%
Baxter International, Inc.	26,500	1,809,950
Edwards Lifesciences Corp.(1)	19,000	1,237,280
ResMed, Inc.	40,000	1,744,400

		4,791,630

Health Care Providers & Services - 6.15%
Aetna, Inc.	22,865	1,562,366
Express Scripts Holding Co.(1)	26,400	1,971,816
McKesson Corp.	11,444	1,995,948
WellPoint, Inc.	20,000	1,720,000

		7,250,130

Life Sciences Tools & Services - 1.71%
Covance, Inc.(1)	21,300	2,014,128

Total Health Care		15,737,601

Industrials - 12.48%
Aerospace & Defense - 1.37%
The Boeing Co.	12,844	1,608,839

Air Freight & Logistics - 1.05%
United Parcel Service, Inc. - Class B	12,937	1,231,991

Construction & Engineering - 1.55%
Jacobs Engineering Group, Inc.(1)	30,000	1,821,300

Industrial Conglomerates - 1.40%
General Electric Co.	65,735	1,651,921

Machinery - 2.54%
Dover Corp.	14,675	1,270,268

	Shares	Value

Machinery (continued)
Flowserve Corp.	23,750	$1,717,837

		2,988,105

Professional Services - 3.10%
Equifax, Inc.	26,450	1,853,087
Robert Half International, Inc.	43,155	1,803,016

		3,656,103

Road & Rail - 1.47%
CSX Corp.	64,600	1,738,386

Total Industrials		14,696,645

Information Technology - 20.47%
Communications Equipment - 2.26%
QUALCOMM, Inc.	35,908	2,665,092

Computers & Peripherals - 6.51%
Apple, Inc.	4,700	2,352,820
EMC Corp.	105,751	2,563,404
NetApp, Inc.	65,000	2,752,100

		7,668,324

Internet Software & Services - 2.08%
Baidu, Inc. - Sponsored ADR(1)	15,639	2,447,503

IT Services - 1.67%
Teradata Corp.(1)	48,000	1,973,760

Semiconductors & Semiconductor Equipment - 2.14%
Applied Materials, Inc.	150,000	2,523,000

Software - 5.81%
Microsoft Corp.	70,620	2,672,967
Oracle Corp.	70,152	2,588,609
SAP AG - Sponsored ADR	20,700	1,581,894

		6,843,470

Total Information Technology		24,121,149

TOTAL COMMON STOCKS (COST $96,404,128)		113,408,237

EXCHANGE-TRADED FUNDS - 2.15%
Materials Select Sector SPDR® Fund	57,333	2,524,945

TOTAL EXCHANGE-TRADED FUNDS (COST $1,542,295)		2,524,945

	Shares	Value

SHORT-TERM INVESTMENTS - 1.75%
Federated Prime Cash Obligations Fund - Institutional Shares, 7-day Yield 0.02%	2,062,677	$2,062,677

TOTAL SHORT-TERM INVESTMENTS (COST $2,062,677)		2,062,677

TOTAL INVESTMENTS (100.15%) (COST $100,009,100)		117,995,859

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.15%)		(171,957)

NET ASSETS (100.00%)		$117,823,902

(1)	Non-income producing security.

Common Abbreviations:

ADR - American Depositary Receipt.

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

PLC - Public Limited Company.

SPDR - Standard & Poor’s 500 Depositary Receipt.

See Notes to Quarterly Schedule of Investments.

Notes to Quarterly Schedule of Investments

January 31, 2014 (Unaudited)

1. ORGANIZATION

The Henssler Funds, Inc. (the “Company”) was incorporated under the laws of the state of Maryland on February 12, 1998, and consists solely of The Henssler Equity Fund (“The Fund”). The Company is registered as a no-load, open-end diversified management investment company of the series type under the Investment Company Act of 1940, as amended (the “1940 Act”). The Company has an authorized capital of 500,000,000 shares, classified as shares of common stock with a par value of $.0001 per share; 100,000,000 shares of which have been classified as shares of common stock of The Fund. The Fund offers Investor Class and Institutional Class shares. The Institutional Class commenced operations on June 15, 2011. The Fund’s investment strategy is to seek growth of capital.

All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by The Fund. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

Accounting Estimates — In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure for contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investment Valuation — Equity securities including common stocks and exchange traded funds that are listed on a national securities exchange or quoted on the NASDAQ National Market System are valued at the last sale price on the day the valuation is made or, if no sale is reported, at the latest bid price and are classified as Level 1 of the fair value hierarchy. Shares of a registered investment company, including money market funds, that are not traded on an exchange are valued at that investment company’s net asset value per share and are classified as Level 1 of the hierarchy. Valuations of variable and fixed income securities supplied by independent pricing services approved by The Fund’s Board of Directors (the “Board”) are classified as Level 2 of the hierarchy. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by or under the direction of the Board and would be classified as Level 2 or 3 within the hierarchy, depending on the inputs used. Securities with maturities of sixty (60) days or less are valued at amortized cost. See Fair Value Measurements and Disclosures section in the notes for additional information used to value The Fund’s investments.

Federal Income Taxes — For federal income tax purposes, The Fund currently qualifies, and intends to remain qualified, as a Regulated Investment Company (“RIC”) under the provisions of Subchapter M of the Internal Revenue Code by complying with the requirements applicable to RICs and by distributing substantially all of its investment company taxable net income including realized gain, not offset by capital loss carry forwards, if any, to its shareholders. Accordingly, no provision for federal income or excise taxes has been made.

Distributions to Shareholders — Distributions from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from GAAP. Distributions to shareholders are recorded on the ex-dividend date.

Reclassifications — GAAP requires certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

Other — Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to The Fund, and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with The Fund’s understanding of the applicable country’s tax rules and rates.

Expenses that are specific to a class of shares of The Fund are charged directly to the share class. The Fund’s realized and unrealized gains and losses, net investment income, and expenses other than class specific expenses, are allocated daily to each class in proportion to its average daily net assets.

Fair Value Measurements — A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of The Fund’s investments as of the reporting period end. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 - Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 - Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 - Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value The Fund’s investments as of January 31, 2014:

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total

Common Stocks	$113,408,237	$–	$–	$113,408,237
Exchange Traded Funds	2,524,945	–	–	2,524,945
Short Term Investments	2,062,677	–	–	2,062,677

TOTAL	$117,995,859	$–	$–	$117,995,859

* See Schedule of Investments for industry classification.

There were no transfers into or out of Levels 1 and 2 during the nine months ended January 31, 2014.

It is The Fund’s policy to consider transfers into or out of Level 1 and Level 2 as of the end of the reporting period.

For the nine months ended January 31, 2014, The Fund did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable. The Fund did not hold any derivative instruments at any time during the period.

2. Unrealized Appreciation and Depreciation on Investments (Tax Basis)

The amount of net unrealized appreciation/(depreciation) and the cost of investment securities for tax purposes, including short-term securities at January 31, 2014 were as follows:

Gross appreciation (excess of value over tax cost)	$21,377,102
Gross depreciation (excess of tax cost over value)	(3,409,231)
Net unrealized appreciation /(depreciation)	$17,967,871

Cost of investments for income tax purposes	$100,027,988

The differences between book and tax net unrealized appreciation are wash sale loss deferrals.

Item 2 - Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Henssler Funds Inc.

By:	/s/ Gene W. Henssler
Gene W. Henssler
President, Principal Executive Officer

Date:	March 17, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

The Henssler Funds Inc.

By:	/s/ Gene W. Henssler
Gene W. Henssler
President, Principal Executive Officer

Date:	March 17, 2014

By:	/s/ Patricia T. Henssler
Patricia T. Henssler
Treasurer, Principal Financial Officer

Date:	March 17, 2014